Accounts Receivable and Other Receivables, Net (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable and Other Receivables, Net [Line Items]
Allowance for doubtful accounts	€ 174,888	€ 515,564
Bad debt expense	13,214	138,941	€ 84,394
Trade receivables	283,457	€ 0
Customer [Member]
Accounts Receivable and Other Receivables, Net [Line Items]
Allowance for doubtful accounts	€ 353,890